Income Taxes - Schedule of Components of Provision for Income Taxes (Details) - DevvStream Corp [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Income Taxes - Schedule of Components of Provision for Income Taxes (Details) [Line Items]
Federal
Foreign		72,546
Total current tax expense		72,546
Federal
Foreign
Total deferred tax benefit
Total income tax expense		$ 72,546